Investment Manager Series Trust III

235 W. Galena Street

Milwaukee, Wisconsin 53212

December 30, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust III (the “Registrant”) (File Nos. 033-79858 and 811-08544) on behalf of each of the Mast Managed Futures Strategy Fund and Mast Multialternative Strategy Fund (the “Funds”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 136 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of disclosing changes to the Funds’ names, material changes to the principal investment strategies, principal risks of investing, and making other non-material changes to the Funds’ Prospectus and Statement of Additional Information.

Please direct your comments regarding this Post-Effective Amendment to Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Amy Centurioni
Amy Centurioni
Investment Managers Series Trust III